Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 27, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
Victory CEMP US 500 Volatility Wtd Index ETF | Compass EMP U.S. 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CFA
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF | Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSF
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF | Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CFO
Victory CEMP Developed Enhanced Volatility Wtd Index ETF | Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CIZ
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CDC
Victory CEMP US Small Cap Volatility Wtd Index ETF | Compass EMP US Small Cap 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSA
Victory CEMP International Volatility Wtd Index ETF | Compass EMP International 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CIL
Victory CEMP Emerging Market 500 Volatility Wtd Index ETF | Compass EMP Emerging Market 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CEZ
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF | Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CDL
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF | Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSB
Victory CEMP International High Div Volatility Wtd Index ETF | Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CID
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF | Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CEY